Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investment
8.	Investments
Strategic investments
The Company holds strategic investments in privately held companies as a part of the Company’s strategy to build partnerships across the digital asset ecosystem. The Company also receives certain equity instruments as consideration for services. The Company does not have the ability to exercise significant influence over operating and financial policies of these investments. The carrying amount of these investments was $
83.8
million and $
84.1
million as of June 30, 2025 and December 31, 2024, respectively, which are included in
Investments
on the unaudited Condensed Consolidated Balance Sheets. The Company primarily records these investments at cost adjusted to fair value upon observable transactions for identical or similar investments of the same issuer or upon impairment, referred to as the measurement alternative.
The Company’s investments carried under the measurement alternative are recorded at fair value on a non-recurring basis in periods after initial recognition. Investments carried at fair value under the measurement alternative are classified within Level 3 of the fair value hierarchy due to the absence of quoted market prices, the inherent lack of liquidity and unobservable inputs used to measure fair value that require management’s judgment. Any subsequent changes in value of these investments will be included as a part of
Other (expense) income, net
in the unaudited Condensed Consolidated Statements of Operations.
The changes in the carrying value of equity investments carried under the measurement alternative along with investments in limited partnerships and certain forward contracts to purchase a specified quantity of equity shares in private companies are presented below (in thousands):

Table 8.1. Changes in the Carrying Value of Equity Investments under Measurement Alternative
Balance as of December 31, 2024	$68,229
Net investments and returns in privately held companies	9,674
Upward adjustments	1,511
Downward adjustments	(3,156)
Realized gains (losses) and impairments	(217)

Balance as of June 30, 2025 (1)	$76,041

(1)	Excludes $ 7.8 million of strategic investments not accounted for under the measurement alternative as of June 30, 2025.

Balance as of December 31, 2023	$66,008
Net investments and returns in privately held companies	1,273
Upward adjustments	4,142
Downward adjustments	(233)
Realized gains (losses) and impairments	(368)

Balance as of June 30, 2024 (1)	$70,822

(1)	Excludes $ 9.0 million of strategic investments not accounted for under the measurement alternative as of June 30, 2024.

9. Investments
Strategic investments
The Company holds strategic investments in privately held companies as a part of the Company’s strategy to build partnerships across the digital asset ecosystem. The Company also receives certain equity instruments as consideration for services. The Company does not have the ability to exercise significant influence over operating and financial policies of these investments. The carrying amount of these investments was $
84.1
 million and $
75.9
 million as of December 31, 2024 and 2023, respectively, which are included in
Investments
on the Consolidated Balance Sheets. The Company primarily records these investments at cost adjusted to fair value upon observable transactions for identical or similar investments of the same issuer or upon impairment, referred to as the measurement alternative.
The Company’s investments carried under the measurement alternative are recorded at fair value on a non-recurring basis in periods after initial recognition. Investments carried under the measurement alternative are classified within Level 3 of the fair value hierarchy due to the absence of quoted market prices, the inherent lack of liquidity and unobservable inputs used to measure fair value that require management’s judgment. Any subsequent changes in value of these investments will be included as a part of
Other income (expense), net
on the Consolidated Statements of Operations.
The changes in the carrying value of equity investments carried under the measurement alternative along with investments in limited partnerships and certain forward contracts to purchase a specified quantity of equity shares in private companies are presented below (in thousands):
Table 9. Changes in the Carrying Value of Equity Investments under Measurement Alternative

Balance as of December 31, 2023	$66,008
Net investments and returns in privately held companies	1,162
Upward adjustments	4,969
Downward adjustments	(2,098)
Realized losses and impairments	(1,812)

Balance as of December 31, 2024 (1)	$68,229

(1)	Excludes $ 15.9 million of strategic investments not accounted for under the measurement alternative as of December 31, 2024.

Balance as of December 31, 2022	$42,516
Investments in privately held companies	25,390
Upward adjustments	753
Downward adjustments	(1,040)
Realized losses and impairments	(1,611)

Balance as of December 31, 2023 (1)	$66,008

(1)	Excludes $ 9.9 million of strategic investments not accounted for under the measurement alternative as of December 31, 2023.